Annual Total Returns	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
American Beacon Select Funds | American Beacon AHL Trend ETF | American Beacon AHL Trend ETF
Prospectus [Line Items]
Annual Return [Percent]	13.97%	6.14%
American Beacon Select Funds | American Beacon GLG Natural Resources ETF | American Beacon GLG Natural Resources ETF
Prospectus [Line Items]
Annual Return [Percent]	50.21%
American Beacon Ionic Inflation Protection ETF | American Beacon Ionic Inflation Protection ETF | American Beacon Ionic Inflation Protection ETF
Prospectus [Line Items]
Annual Return [Percent]	2.23%	6.97%	1.58%